Pension Liabilities - Net obligation per country (Details) - SEK (kr) kr in Thousands	Dec. 31, 2022	Dec. 31, 2021
Pension Liabilities
Net obligation	kr 884	kr 3,182
Defined-Benefit Pension Plan
Pension Liabilities
Net obligation	884	3,182
Switzerland | Defined-Benefit Pension Plan
Pension Liabilities
Net obligation	789	3,071
France | Defined-Benefit Pension Plan
Pension Liabilities
Net obligation	kr 94	kr 111